Income Taxes (Details Narrative) (LendingClub Corp) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Valuation allowance		$ 8,203,000				$ 6,414,000				$ 8,203,000	$ 6,414,000
Operating loss carryforward		21,000,000								21,000,000
LendingClub Corp [Member]
Tax Credit Carryforward [Line Items]
Income (loss) before tax	$ (29,884,000)	(32,493,000)	$ (36,695,000)	$ (85,297,000)	$ 4,288,000	5,153,000	$ 2,183,000	$ (3,751,000)	$ (5,747,000)	(150,197,000)	(2,162,000)	$ (31,504,000)
Estimated increase to equity										585,000
Valuation allowance		75,308,000				$ 25,348,000				75,308,000	$ 25,348,000
LendingClub Corp [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforward		178,000,000								178,000,000
Research and development tax credit carry forward		3,000,000								3,000,000
LendingClub Corp [Member] | Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforward		$ 260,300,000								$ 260,300,000